STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 14, 2022	Nov. 14, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares issued	1,000	1,000
Shares Outstanding				93,417,302
Reduction of Paid-in Capital				$ 579,000
Equity description				his reduction was caused by an $89,999 impact of issuing new shares, a $10,000 impact form the cancelation of preferred shares and finally the $500,000 cost of the Company’s purchase of AGSS, formally Heath Revenue Assurance Holdings, Inc.
Related party receivables					$ 105,000
Owner draws (pre-merger)				$ 473,238	$ 62,824
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 1,030,950
Ameriguard Security Services [Member]
Number of shares issued						90,000,000
Number of shares exchanged						1,000
Increase in common shares outstanding						89,999,000
Conversion of shares						675,000